Consolidated Statements Of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
REVENUE	$ 133,771	$ 179,049
COST OF SALES (Note 19)	(208,085)	(184,849)
EXPENSES
Exploration and evaluation	(168,966)	(210,490)
Other operating expenses (Note 20)	(159,883)	(72,098)
General and administrative	(154,486)	(100,805)
Depreciation	(2,797)	(2,430)
Accretion of asset retirement obligations (Note 15)	(4,997)	(694)
Write-down of current assets (Note 4)	(16,205)	(4,288)
TOTAL EXPENSES	(715,419)	(575,654)
OPERATING LOSS	(581,648)	(396,605)
OTHER INCOME (EXPENSES)
Interest income	19,453	22,077
Interest expense	(11,943)	(11,013)
Financing costs (Note 16 (c))	(164,384)
Foreign exchange gains (losses)	7,236	(16,831)
Change in fair value of derivative (Note 16 (d) and (e))	194,664	(432,536)
Change in fair value of embedded derivatives (Note 12)	39,512	106,489
Gain on settlement of note receivable (Note 8)		102,995
Other (expense) income (Note 21)	(17,049)	1,970
LOSS BEFORE INCOME TAXES AND OTHER ITEMS	(514,159)	(623,454)
(Provision) recovery of income and capital taxes (Note 14)	(34,340)	650
Share of (loss) income of significantly influenced investees (Note 6 (a) and (b))	(32,944)	17,208
NET LOSS FROM CONTINUING OPERATIONS	(581,443)	(605,596)
LOSS FROM DISCONTINUED OPERATIONS (Note 3)		(9,105)
NET LOSS	(581,443)	(614,701)
NET LOSS ATTRIBUTABLE TO NONCONTROLLING INTERESTS (Note 18)	146,888	44,329
NET LOSS ATTRIBUTABLE TO TURQUOISE HILL RESOURCES LTD.	$ (434,555)	$ (570,372)
BASIC AND DILUTED LOSS PER SHARE ATTRIBUTABLE TO TURQUOISE HILL RESOURCES LTD.
CONTINUING OPERATIONS	$ (0.51)	$ (0.75)
DISCONTINUED OPERATIONS		$ (0.01)
Total	$ (0.51)	$ (0.76)
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING (000's) (Note 2 (o))	853,862	749,371